Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Total assets	SFr 768,916	SFr 796,289
Americas
Segment Reporting Information
Total assets	309,616	318,405
Asia Pacific
Segment Reporting Information
Total assets	75,609	82,104
EMEA
Segment Reporting Information
Total assets	149,400	154,023
Switzerland
Segment Reporting Information
Total assets	234,291	241,757
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	224,301	228,857
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	91,835	94,753
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	99,809	96,497
Operating Segments | Global Markets
Segment Reporting Information
Total assets	211,530	242,159
Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	16,156	20,803
Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	20,874	45,629
Corporate Center
Segment Reporting Information
Total assets	104,411	67,591
Bank
Segment Reporting Information
Total assets	772,069	798,372
Bank | Americas
Segment Reporting Information
Total assets	309,616	318,358
Bank | Asia Pacific
Segment Reporting Information
Total assets	75,538	82,068
Bank | EMEA
Segment Reporting Information
Total assets	149,715	154,179
Bank | Switzerland
Segment Reporting Information
Total assets	237,200	243,767
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	224,301	228,857
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	91,835	94,753
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	99,809	96,497
Bank | Operating Segments | Global Markets
Segment Reporting Information
Total assets	211,530	242,159
Bank | Operating Segments | Investment Banking & Capital Markets
Segment Reporting Information
Total assets	16,156	20,803
Bank | Operating Segments | Strategic Resolution Unit
Segment Reporting Information
Total assets	20,874	45,629
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 107,564	SFr 69,674